Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		$ 481,430	¥ 3,310,062	¥ 2,846,006	¥ 2,561,636
Less: business taxes and related surcharges		(2,975)	(20,454)	(19,098)	(48,064)
Net revenues		478,455	3,289,608	2,826,908	2,513,572
Operating cost and expenses:
Relationship manager compensation		(92,153)	(633,599)	(616,064)	(563,620)
Performance Fee Compensation		(3,080)	(21,175)	(11,291)	(8,146)
Other compensations		(132,269)	(909,418)	(780,017)	(728,639)
Total compensation and benefits		(227,502)	(1,564,192)	(1,407,372)	(1,300,405)
Selling expenses		(60,028)	(412,720)	(320,462)	(322,667)
General and administrative expenses		(40,635)	(279,387)	(248,878)	(234,488)
Other operating expenses		(24,634)	(169,368)	(147,318)	(151,088)
Government subsidies		9,102	62,583	74,156	162,365
Total operating cost and expenses		(343,697)	(2,363,084)	(2,049,874)	(1,846,283)
Income from operations		134,758	926,524	777,034	667,289
Other income (expenses):
Interest income		10,158	69,841	45,020	39,539
Interest expenses		(1,459)	(10,028)	(24,128)	(19,289)
Investment income		7,070	48,616	67,343	48,537
Other income (expense)		(3,397)	(23,356)	3,542	(2,531)
Total other income		12,372	85,073	91,777	66,256
Income before taxes and income from equity in affiliates		147,130	1,011,597	868,811	733,545
Income tax expense		(32,335)	(222,320)	(199,085)	(157,997)
Income from equity in affiliates		2,104	14,469	92,136	22,343
Net income		116,899	803,746	761,862	597,891
Less: net loss attributable to non-controlling interests		(1,098)	(7,551)	(13,745)	(40,602)
Less: net (loss) income attributable to redeemable non-controlling interest of a subsidiary				6,483	(5,336)
Less: effect on retained earnings caused by termination of redeemable non-controlling interest of a subsidiary				6,201
Net income attributable to Noah Holdings Limited shareholders		$ 117,997	¥ 811,297	¥ 762,923	¥ 643,829
Net income per share:
Basic | (per share)		$ 4.02	¥ 27.70	¥ 26.98	¥ 22.87
Diluted | (per share)		$ 3.88	¥ 26.67	¥ 25.90	¥ 22.08
Weighted average number of shares used in computation:
Basic | shares		29,288,401	29,288,401	28,275,637	28,150,139
Diluted | shares		30,710,540	30,710,540	30,233,823	30,036,763
One Time Commissions
Revenues:
Total revenues from others	[1]	$ 106,612	¥ 733,009	¥ 541,025	¥ 817,324
Total revenues from funds Gopher manages	[1]	42,904	294,984	561,059	314,763
Total revenues			1,027,993
Recurring Service Fees
Revenues:
Total revenues from others	[1]	86,373	593,856	605,092	535,711
Total revenues from funds Gopher manages	[1]	172,016	1,182,693	802,761	715,015
Total revenues			1,776,549
Performance Based Income
Revenues:
Total revenues from others	[1]	6,269	43,101	86,494	20,390
Total revenues from funds Gopher manages	[1]	14,622	100,533	54,502	38,851
Total revenues			143,634
Other Service
Revenues:
Total revenues from others	[1]	52,634	361,886	195,073	119,582
Total revenues			361,886
Revenues from Others [Member]
Revenues:
Total revenues from others	[1]	251,888	1,731,852	1,427,684	1,493,007
Revenues from Funds Gopher Manages
Revenues:
Total revenues from funds Gopher manages	[1]	$ 229,542	¥ 1,578,210	¥ 1,418,322	¥ 1,068,629

[1]	Starting from 2018, the Group reports revenue streams in two categories-revenues from funds Gopher manages and revenues from others, instead of the previous categories-third-party revenues and related party revenues, to provide more relevant and accurate information. The Group also revised the comparative period presentation to conform to current period classification.